Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	International Income Portfolio
Entity Central Index Key	0001394396
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000049878
Shareholder Report [Line Items]
Fund Name	International Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Sovereign Opportunities Fund. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Income Portfolio	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the FTSE World Government Bond Index (the Index):

↑ An out-of-Index allocation to the Serbian dinar, which strengthened amid government reforms and a positive economic growth outlook for Serbia, contributed to returns relative to the Index during the period

↑ An overweight exposure to the euro helped Index-relative performance, as the euro rallied on expectations of aggressive monetary policy easing in the U.S.

↑ An out-of-Index allocation to the Icelandic krona, which strengthened alongside high interest rates in Iceland, contributed to Index-relative returns

↑ The use of derivatives — led by interest-rate swaps to manage interest-rate exposures — contributed to performance relative to the Index during the period

↓ A short position in the South African rand detracted from Index-relative returns, as the rand strengthened following the results of national elections

↓ An overweight exposure to the Japanese yen, which weakened to a multi-decade low versus the U.S. dollar, detracted from Index-relative performance

↓ An overweight exposure to Polish interest rates hurt Index-relative returns as Poland’s central bank held rates steady while many other central banks cut rates

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	International Income Portfolio	FTSE World Government Bond Index (WGBI)	Blended Index
10/14	$10,000	$10,000	$10,000
11/14	$9,926	$9,941	$9,927
12/14	$9,813	$9,876	$9,757
1/15	$9,800	$9,847	$9,741
2/15	$9,772	$9,735	$9,626
3/15	$9,678	$9,627	$9,483
4/15	$9,754	$9,733	$9,622
5/15	$9,730	$9,505	$9,392
6/15	$9,715	$9,479	$9,348
7/15	$9,640	$9,524	$9,336
8/15	$9,461	$9,569	$9,271
9/15	$9,342	$9,641	$9,272
10/15	$9,422	$9,637	$9,353
11/15	$9,438	$9,437	$9,157
12/15	$9,455	$9,523	$9,183
1/16	$9,388	$9,653	$9,289
2/16	$9,392	$9,934	$9,533
3/16	$9,592	$10,198	$9,908
4/16	$9,640	$10,326	$10,058
5/16	$9,561	$10,170	$9,828
6/16	$9,610	$10,546	$10,234
7/16	$9,606	$10,601	$10,289
8/16	$9,701	$10,509	$10,218
9/16	$9,752	$10,577	$10,313
10/16	$9,725	$10,215	$10,012
11/16	$9,610	$9,741	$9,500
12/16	$9,683	$9,675	$9,484
1/17	$9,780	$9,773	$9,604
2/17	$9,922	$9,811	$9,668
3/17	$10,460	$9,825	$9,724
4/17	$10,466	$9,953	$9,848
5/17	$10,542	$10,123	$10,021
6/17	$10,526	$10,109	$10,020
7/17	$10,556	$10,297	$10,210
8/17	$10,620	$10,418	$10,343
9/17	$10,604	$10,293	$10,236
10/17	$10,611	$10,238	$10,135
11/17	$10,664	$10,383	$10,284
12/17	$10,742	$10,400	$10,339
1/18	$10,890	$10,570	$10,567
2/18	$10,861	$10,498	$10,487
3/18	$10,916	$10,659	$10,637
4/18	$10,816	$10,458	$10,414
5/18	$10,668	$10,331	$10,209
6/18	$10,579	$10,302	$10,127
7/18	$10,647	$10,259	$10,132
8/18	$10,400	$10,239	$9,993
9/18	$10,383	$10,135	$9,963
10/18	$10,378	$10,023	$9,837
11/18	$10,447	$10,072	$9,930
12/18	$10,483	$10,312	$10,146
1/19	$10,681	$10,457	$10,371
2/19	$10,669	$10,361	$10,271
3/19	$10,633	$10,492	$10,348
4/19	$10,684	$10,440	$10,303
5/19	$10,723	$10,619	$10,451
6/19	$10,895	$10,867	$10,761
7/19	$10,967	$10,815	$10,741
8/19	$10,836	$11,103	$10,913
9/19	$10,921	$10,959	$10,820
10/19	$10,982	$11,018	$10,929
11/19	$10,991	$10,890	$10,788
12/19	$11,169	$10,920	$10,901
1/20	$11,152	$11,097	$11,014
2/20	$11,201	$11,207	$11,027
3/20	$10,799	$11,139	$10,729
4/20	$10,915	$11,272	$10,915
5/20	$11,072	$11,294	$11,045
6/20	$11,202	$11,366	$11,112
7/20	$11,590	$11,779	$11,502
8/20	$11,667	$11,726	$11,453
9/20	$11,595	$11,700	$11,387
10/20	$11,645	$11,679	$11,380
11/20	$11,959	$11,863	$11,648
12/20	$12,233	$12,024	$11,856
1/21	$12,187	$11,870	$11,709
2/21	$12,013	$11,584	$11,420
3/21	$11,782	$11,342	$11,159
4/21	$11,962	$11,472	$11,313
5/21	$12,081	$11,575	$11,450
6/21	$11,878	$11,453	$11,326
7/21	$11,900	$11,639	$11,463
8/21	$11,946	$11,572	$11,428
9/21	$11,739	$11,311	$11,143
10/21	$11,633	$11,264	$11,077
11/21	$11,496	$11,256	$11,010
12/21	$11,580	$11,186	$10,989
1/22	$11,428	$10,950	$10,804
2/22	$11,171	$10,834	$10,604
3/22	$10,943	$10,464	$10,282
4/22	$10,536	$9,848	$9,674
5/22	$10,516	$9,842	$9,703
6/22	$10,060	$9,532	$9,372
7/22	$10,086	$9,701	$9,511
8/22	$9,899	$9,279	$9,177
9/22	$9,407	$8,806	$8,714
10/22	$9,463	$8,760	$8,662
11/22	$10,166	$9,159	$9,100
12/22	$10,300	$9,143	$9,127
1/23	$10,667	$9,435	$9,438
2/23	$10,304	$9,120	$9,127
3/23	$10,659	$9,464	$9,478
4/23	$10,701	$9,503	$9,525
5/23	$10,554	$9,296	$9,329
6/23	$10,613	$9,295	$9,389
7/23	$10,703	$9,326	$9,468
8/23	$10,587	$9,196	$9,312
9/23	$10,198	$8,898	$9,007
10/23	$10,113	$8,800	$8,919
11/23	$10,607	$9,230	$9,361
12/23	$11,185	$9,617	$9,735
1/24	$11,034	$9,468	$9,585
2/24	$10,817	$9,345	$9,474
3/24	$10,877	$9,385	$9,506
4/24	$10,444	$9,141	$9,268
5/24	$10,786	$9,239	$9,378
6/24	$10,714	$9,236	$9,355
7/24	$11,126	$9,500	$9,611
8/24	$11,322	$9,719	$9,847
9/24	$11,602	$9,879	$10,044
10/24	$11,057	$9,537	$9,673

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
International Income Portfolio	9.35%	0.14%	1.01%
FTSE World Government Bond Index (WGBI)	8.37%	(2.84)%	(0.47)%
Blended IndexFootnote Reference1	8.45%	(2.41)%	(0.33)%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 31,295,457
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,295,457
# of Portfolio Holdings (including derivatives)	567
Portfolio Turnover Rate	227%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.8%
Collateralized Mortgage Obligations	8.3%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Short-Term Investments	15.0%
Sovereign Government Bonds	65.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.4%
Japan	12.5%
Egypt	8.4%
Dominican Republic	8.0%
Serbia	7.8%
Singapore	7.6%
Iceland	7.0%
India	7.0%
Other	29.5%
Total Long Exposure	101.2%
South Africa	(6.6%)
Philippines	(7.8%)
Other	(16.1%)
Total Short Exposure	(30.5%)
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Eaton Vance Global Sovereign Opportunities Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Eaton Vance Global Sovereign Opportunities Fund's next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122